Provisions - Provision for aircraft maintenance on leased aircraft (Details) € in Millions	12 Months Ended
	Mar. 31, 2022 EUR (€) aircraft	Mar. 31, 2021 EUR (€) aircraft	Mar. 31, 2020 EUR (€)
Provision for aircraft maintenance on leased aircraft
Disclosure of other provisions [line items]
Other provisions at beginning of year	€ 53.2	€ 75.4	€ 130.7
Increase in provision during the year	55.6	37.3	23.2
Utilization of provision upon the hand-back of aircraft	(10.0)	(59.5)	(78.5)
Other provisions at end of year	€ 98.8	€ 53.2	€ 75.4
Boeing 737 Aircraft
Disclosure of other provisions [line items]
Number of leased aircraft returned to lessor | aircraft	3	11